Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued Expenses

Note 4.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	December 31,
	2024	2023
Clinical trial expenses	$1,135,542	$1,993,784
Other	1,223,797	424,218
Total	$2,359,339	$2,418,002